CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS - Summary of Pledged and restricted assets (Details)	Jun. 30, 2021 USD ($)
Pledged and restricted assets
Pledged and restricted assets	$ 26,394,022
Other financial assets
Pledged and restricted assets
Pledged and restricted assets	13,032
Compass Latam & Odisea
Pledged and restricted assets
Pledged and restricted assets	16,016,733
Allaria Ledesma & Cia.
Pledged and restricted assets
Pledged and restricted assets	9,395,976
Cohen S.A.
Pledged and restricted assets
Pledged and restricted assets	789,458
IT equipment
Pledged and restricted assets
Pledged and restricted assets	99,990
Vehicles
Pledged and restricted assets
Pledged and restricted assets	$ 78,833